Goodwill and intangible assets - Summary of Carrying Amount of Goodwill by Segment (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Detailed Information About Carrying Amount Of Goodwill By Segment [Line Items]
Goodwill	¥ 1,275,112	¥ 952,895	¥ 726,109
Game & Network Services
Disclosure Of Detailed Information About Carrying Amount Of Goodwill By Segment [Line Items]
Goodwill	407,121	200,206
Music
Disclosure Of Detailed Information About Carrying Amount Of Goodwill By Segment [Line Items]
Goodwill	579,969	539,055
Pictures
Disclosure Of Detailed Information About Carrying Amount Of Goodwill By Segment [Line Items]
Goodwill	259,055	187,658
Entertainment, Technology & Services
Disclosure Of Detailed Information About Carrying Amount Of Goodwill By Segment [Line Items]
Goodwill	14,654	11,949
Imaging & Sensing Solutions
Disclosure Of Detailed Information About Carrying Amount Of Goodwill By Segment [Line Items]
Goodwill	3,479	3,193
Financial Services
Disclosure Of Detailed Information About Carrying Amount Of Goodwill By Segment [Line Items]
Goodwill	10,834	¥ 10,834
All Other
Disclosure Of Detailed Information About Carrying Amount Of Goodwill By Segment [Line Items]
Goodwill	¥ 0